UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 90.57%

Air Transportation, Scheduled - 0.84%
1,100	Republic Airways Holdings, Inc. *	$ 7,128

Aircraft Parts & Auxiliary Equipment - 0.14%
100	Hawk Corp. Class-A *	1,155

American Depositary Receipts - 0.94%
221	Brasil Telecom Holding Co.	7,983

Arrangement of Transportation - 0.21%
500	Pacer International, Inc.	1,750

Biological Products, (No Diagnostic Substances) - 1.87%
2,250	PDL Biopharma, Inc.	15,930

Bituminous Coal & Lignite Surface Mining - 0.47%
100	BHP Billiton PLC (UK)	3,955

Cigarettes - 0.75%
400	Altria Group, Inc.	6,408

Communication Equipment, NEC - 0.25%
500	China Security & Surveillance Technology, Inc. *	1,920
200	Dri, Corp. *	186
		2,106
Crude Petroleum & Natural Gas - 1.37%
175	Royal Dutch Shell PLC	7,753
82	Stone Energy Corp. *	273
590	W&T Offshore, Inc.	3,628
		11,654
Deep Sea Foreign Transportation - 0.71%
100	Capital Product Partners LP	690
380	Tsakos Energy Navigation Ltd.	5,354
		6,044
Diversified Financial Services - 1.39%
850	Prospect Capital Corp.	7,242
1,300	Ticc Capital Corp.	4,563
		11,805
Electric Services - 1.10%
900	Centerpoint Energy, Inc.	9,387

Fats & Oils - 3.07%
940	Archer Daniels Midland Co.	26,113

Finance - SBIC & Commerical - 2.15%
800	Blackrock Kelso Capital Corp.	3,352
1,700	Hercules Technology Growth Capital, Inc.	8,500
835	Triangle Capital Corp.	6,413
		18,265
Fire, Marine & Casualty Insurance - 3.79%
70	Fairfax Financial Holdings Ltd.	18,235
450	Safety Insurance Group, Inc.	13,986
		32,221
Footwear (No Rubber) - 0.55%
300	Wolverine World Wide, Inc.	4,674

Functions Related To Depository Banking, NEC - 1.04%
200	QC Holdings, Inc.	1,182
2,000	Global Cash Access Holdings, Inc. *	7,640
		8,822
Hospital & Medical Service Plan - 2.41%
150	Cigna Corp.	2,639
500	Conseco, Inc. *	9,010
340	Humana, Inc. *	8,867
		20,516
Industrial Organic Chemicals - 0.91%
175	Newmarket Corp.	7,753

Instruments For Measuring & Testing - 0.74%
4,250	Aetrium, Inc. *	6,248

Jewelry, Precious Metal - 1.99%
3,600	Fuqi International, Inc. *	16,920

Meat Packing Plants - 1.57%
1,500	Zhongpin, Inc. *	13,320

Medicinal Chemicals & Botanical Products - 0.55%
700	Nutraceutical International Corp. *	4,690

Miscellaneous Furniture & Fixtures - 0.25%
350	Knoll, Inc.	2,146

Motor Vehicles & Passenger Car - 0.71%
1,500	Spartan Motors, Inc.	6,030

National Commercial Banks - 0.37%
380	First United Corp.	3,184

Natural Gas Distribution - 1.38%
300	Laclede Group, Inc.	11,694

Natural Gas Transmission - 1.80%
140	National Grid PLC	5,410
20	Oneok Partners LP	813
400	Teppco Partners LP	9,060
		15,283
Oil & Gas Field Machinery & Equipment - 1.92%
450	Oil States International, Inc. *	6,039
2800	WSP Holdings Ltd.	10,248
		16,287
Ophthalmic Goods - 0.84%
2,250	Shamir Optical Industry Ltd. *	7,178

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.61%
600	Span American Medical Systems, Inc.	5,148

Petroleum Refining - 2.56%
50	Calumet Specialty Product Partners LP	545
350	Sunoco, Inc.	9,268
1,000	Western Refining, Inc.	11,940
		21,753
Pharmaceutical Preparations - 12.87%
2,100	American Oriental Bioengineering, Inc. *	8,106
460	Astrazeneca PLC	16,307
550	Biovail Corp. International (Canada)	6,023
600	Emergent Biosoluctions, Inc. *	8,106
100	Endo Pharmaceutical Holdings, Inc. *	1,768
260	Glaxosmithkline Capital, Inc.	8,078
1,600	King Pharmaceutical, Inc. *	11,312
804	Matrixx Initiatives, Inc. *	13,185
1,500	Medicis Pharmaceuticals Corp.	18,555
750	Pfizer, Inc.	10,215
1,000	Questcor Pharmaceuticals, Inc. *	4,920
100	Sanofi-Aventis	2,793
		109,368
Primary Production of Aluminum - 0.48%
280	Aluminum Corp. (China)	4,094

Primary Smelting & Refining of Nonferrous Metals - 0.26%
400	Horsehead Holding Corp. *	2,200

Radiotelephone Communications - 1.22%
750	Tele Norte Leste Participacoes SA	10,380

Retail-Apparel & Accessory Stores - 0.33%
100	Jos A Bank Clothiers, Inc. *	2,781

Retail-Catalog & Mail-Order Houses - 1.22%
800	Systemax, Inc. *	10,336

Retail-Shoe Stores - 1.38%
1,200	Collective Brands, Inc. *	11,688

Search, Detection, Navagation, Guidance & Aeronautical Systems - 0.34%
100	Harris Corp.	2,894

Secondary Smelting & Refining - 0.28%
1,400	Metalico, Inc. AVG *	2,380

Security Brokers, Dealers & Flotation Companies - 1.14%
600	Interactive Brokers Group, Inc. *	9,678

Semiconductors & Related Devices - 1.78%
5,400	Himax Technologies, Inc. (Taiwan)	15,120

Services-Business Services, NEC - 1.35%
5,400	China Techfaith Wireless Communication Technology Ltd. *	7,398
300	Heartland Payments Systems, Inc.	1,983
600	Powersecure International, Inc. *	2,052
		11,433
Services-Computer Integrated Systems Design - 1.54%
500	Intregal Systems, Inc. *	4,300
445	Synnex Corp. *	8,753
		13,053
Services-Computer Programming - 2.87%
1,870	Computer Task Group, Inc. *	6,452
200	JDA Software Group, Inc. *	2,310
2,525	Virtusa Corp. AVG *	15,655
		24,417
Services-Engineering Serives - 1.10%
350	VSE Corp.	9,345

Services-Equipment Rental & Leasing - 0.46%
700	Aerocentury Corp. *	3,920

Services-Help Supply Services - 0.93%
5,550	Comforce Corp. *	7,881

Services-Miscellaneous Equipment - 0.33%
650	Babcock & Brown Air Ltd.	2,769

Services-Prepackaged Software - 1.10%
3,100	Noah Education Holding Ltd.	9,331

Services-Skilled Nursing Care - 0.38%
1,300	Advocat, Inc. *	3,250

Short-Term Business Credit Institutions - 0.88%
850	Nelnet, Inc. Class-A AVG *	7,514

State Commercial Banks - 0.86%
550	Horizon Bancorp	6,105
250	Oriental Financial Group, Inc.	1,220
		7,325
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.64%
1,100	Friedman Industries, Inc.	5,412

Telephone Communciations - 2.17%
580	Nippon Telegraph & Telephone Corp. (Japan)	11,037
950	Telecom Argentina SA	7,362
		18,399
Water Transportation - 0.77%
600	Horizon Lines, Inc.	1,818
500	Teekay Tankers Ltd.	4,755
		6,573
Wholesale-Computers & Peripheral Equipment & Software - 0.03%
100	INX, Inc. *	236

Wholesale-Drugs, Proprietaries & Druggist Sundries - 0.99%
240	Mckesson Corp.	8,409

Wholesale-Electrical Parts & Equipment - 3.27%
5,009	Richardson Electronics Ltd.	16,930
1,400	Tessco Technologies, Inc. *	10,864
		27,794
Wholesale-Farm Products Raw Material - 0.68%
410	Andersons, Inc. AVG	5,797

Wholesale-Groceries & General Lines - 1.47%
500	Amcon Distributing Co.	12,505

Wholesale-Industrial Machinery - 0.90%
1,850	CE Franklin Ltd. *	7,659

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.40%
360	Owens & Minor, Inc.	11,926

Wholesale-Metals Service Centers - 0.93%
300	Reliance Steel & Aluminum Co.	7,899

Wholesale-Miscellaneous Durable Goods - 0.14%
100	Sims Metal Management Ltd.	1,192

Wholesale-Petroleum & Petroleum Products - 1.49%
400	World Fuel Services Corp.	12,652

Wholesale-Petroleum Bulk Stations - 2.85%
750	Global Partners LP	9,225
800	Martin Midstream Partners LP	15,016
		24,241
Women's, Misses', Children's & Infants' Undergarments - 0.49%
200	Guess, Inc.	4,216

TOTAL FOR COMMON STOCKS (Cost $971,963) - 90.57%		769,617

REAL ESTATE INVESTMENT TRUSTS - 5.68%
960	American Capital AG	$ 16,426
1,400	First Potomac Realty Trust	10,290
500	Kilroy Realty Corp.	8,595
800	Medical Properties Trust, Inc.	2,920
850	Sun Communities, Inc.	10,055
		48,286

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $50,826) - 5.68%		48,286

SHORT TERM INVESTMENTS - 4.61%
39,135	Fidelity Money Market Portfolio Class Select 1.21% ** (Cost $39,135)	39,135

TOTAL INVESTMENTS (Cost $1,061,924) - 100.86%		857,038

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.86)%		(7,335)

NET ASSETS - 100.00%		$ 849,703

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

Wegener Adaptive Growth Fund
Notes to Financial Statements
March 31, 2009 (Unaudited)

1. SECURITY TRANSACTIONS
At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,061,924 amounted to $204,886, which consisted of aggregate gross unrealized appreciation of
$46,075 and aggregate gross unrealized depreciation of $250,961.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 857,038	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 857,038	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date May 28, 2009